PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 8,765	$ 6,503
Less - Accumulated depreciation	4,588	3,940
Property and equipment, net	4,177	2,563	$ 1,829
Depreciation expense	1,205	956	$ 368
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,640	1,057
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	4,328	3,175
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	668	852
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 2,129	$ 1,419